Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended		196 Months Ended
	Aug. 25, 2011	Aug. 10, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Sep. 02, 1996
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	1-for-18	1-for-18
Cash and cash equivalents - Beginning of period			$ 2,303	$ 5,297	$ 2,303	$ 5,947	$ 0
Derivative liability			6,640	5,077	6,640
(Loss)/Gain on derivative warrants			$ (1,563)	$ 8,071	$ 3,257